Accrued Expenses - Schedule of Accrued Expenses (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued employee benefits and payroll related	$ 609		$ 582		$ 255
Real estate and other taxes	4,190	[1]	3,924	[1],[2]	3,077	[2]
Self-insured reserve					61
Accrued interest	185		215		225
Insurance escrow	0		174		98
Other accrued expenses	434	[3]	519	[3],[4]	344	[4]
Total	$ 5,418		$ 5,414		$ 4,060

[1]	As of March 31, 2025 and December 31, 2024 includes approximately $0.7 million of bed taxes in arrears related to the Wellington Transition in 2020.
[2]	In 2023, includes approximately $0.7 million of bed taxes in arrears related to the Wellington Transition in 2020.
[3]	As of March 31, 2025 and December 31, 2024, the remaining escheatment liabilities for discontinued operations are $0.3 million and are included in other accrued expenses.
[4]	Includes $0.3 million for discontinued liabilities as of 12/31/24 and 12/31/23.